Free Market Fixed Income Fund
Schedule of Investments
November 30, 2025 (Unaudited)

OPEN-END FUNDS - 99.5%	Shares	Value
DFA Intermediate Government Fixed Income Portfolio - Class Institutional	16,214,755	$184,361,762
DFA One-Year Fixed Income Portfolio - Class Institutional	43,157,556	441,933,369
DFA Short-Term Government Portfolio - Class Institutional	12,244,276	122,565,206
DFA Two-Year Global Fixed Income Portfolio - Class Institutional	77,616,604	766,075,877
Dimensional Inflation-Protected Securities ETF	3,627,158	152,866,574
iShares 1-5 Year Investment Grade Corporate Bond ETF (a)	13,885,694	737,469,208
iShares 5-10 Year Investment Grade Corporate Bond ETF (a)	3,402,148	185,042,830
iShares Core International Aggregate Bond ETF	8,876,629	459,454,317
TOTAL OPEN-END FUNDS (Cost $3,068,025,430)		3,049,769,143

SHORT-TERM INVESTMENTS- 2.6%
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.2%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.09% (b)	67,295,825	67,295,825

MONEY MARKET FUNDS - 0.4%	Shares	Value
Invesco Government & Agency Portfolio - Institutional Class, 3.92% (c)	11,014,408	11,014,408

TOTAL SHORT-TERM INVESTMENTS (Cost $78,310,233)		78,310,233

TOTAL INVESTMENTS - 102.1% (Cost $3,146,335,663)		3,128,079,376
Liabilities in Excess of Other Assets - (2.1)%		(64,775,520)
TOTAL NET ASSETS - 100.0%		$3,063,303,856

Percentages are stated as a percent of net assets.
ETF – Exchange-Traded Fund

LLC - Limited Liability Company

(a)	All or a portion of this security is on loan as of November 30, 2025. The fair value of these securities was $65,654,169.
(b)	The rate shown as of November 30, 2025.
(c)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

Free Market Fixed Income Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Open-End Funds	$3,049,769,143	$–	$–	$3,049,769,143
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	67,295,825
Money Market Funds	11,014,408	–	–	11,014,408
Total Investments	$3,060,783,551	$–	$–	$3,128,079,376

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $67,295,825 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.